Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned At Fair Value [Abstract]
Fair Value Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(491)	-	(491)
	-	(491)	-	(491)

	Level 1	Level 2	Level 3	Total
Interest Rate Swap - Current liabilities	-	(4,092)	-	(4,092)
Interest Rate Swap - Net of current portion	-	(270)	-	(270)
	-	(4,362)	-	(4,362)

Fair Value Liabilities Measured on Non Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	39,750	39,750
Vessels held and used (2)	-	-	16,322	16,322
Deferred charges (3)	-	-	178	178
	-	-	56,250	56,250

(1)      In accordance with the provisions of relevant guidance, as of December 31, 2012, the Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), with their estimated fair market values less costs to sell and recognized an impairment loss of $67,275 in the accompanying consolidated statements of operations.
(2)      In addition to the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2012 (Note 9), the Company also tested for impairment the remaining vessels of its fleet and recognized an impairment loss of $24,078. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012.
(3)      Represents unamortized dry-docking costs of vessels classified as held and used for which impairment loss was recognized at December 31, 2012.

	Level 1	Level 2	Level 3	Total
Vessels, net	-	-	103,863	103,863
Deferred charges	-	-	1,137	1,137
Goodwill	-	-	4,365	4,365
	-	-	109,365	109,365

Schedule Of Other Derivatives Not Designated As Hedging Instruments Statements Of Financial Performance And Financial Position Location [Table Text Block]
Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2012	2011	2010
Interest rate swaps	Loss on financial instruments	(189)	(641)	(4,164)